PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2024	2023
At cost:
Furniture and fixtures	$3,203	$3,184
Equipment	28,319	28,155
Motor vehicles	72,622	100,084
	104,144	131,423
Less: accumulated depreciation	(53,309)	(65,858)
Total	$50,835	$65,565